Portfolio of Investments – as of September 30, 2023 (Unaudited)
Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.7% of Net Assets

Non-Convertible Bonds — 79.1%
	ABS Car Loan — 3.7%
$3,685,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$3,492,305
1,470,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	1,481,010
13,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025(a)	12,754,092
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	3,628,377
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027(a)	1,518,241
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	2,972,808
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,311,797
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,137,345
1,814,020	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	1,676,231
1,055,411	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	998,756
6,410,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	6,097,500
7,430,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	6,356,949
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,614,433
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030(a)	3,763,479
8,080,000	Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.940%, 2/18/2031(a)	7,391,885
2,010,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	1,996,620
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,732,201
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,877,015
5,245,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	4,794,570
6,565,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	5,817,095
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,145,214
5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	4,862,345
10,265,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027(a)	9,444,834
16,820,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027(a)	15,520,850
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	$2,869,797
11,029,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	10,318,923
5,492,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025(a)	5,447,861
2,020,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class D2, 9.130%, 6/25/2027(a)	1,993,946
4,380,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029(a)	4,404,982
6,495,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	5,610,841
6,205,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	5,924,149
1,090,951	JPMorgan Chase Bank N.A, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	1,035,452
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,547,131
1,235,569	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	1,204,327
10,510,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.120%, 1/15/2027(a)	9,871,318
		165,614,679
	ABS Credit Card — 0.1%
4,035,000	Mission Lane Credit Card Master Trust, 7.690%, 11/15/2028(a)	4,034,424
	ABS Home Equity — 4.0%
8,142,240	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061(a)(b)	7,487,743
2,715,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,073,441
4,647,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	3,560,899
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,800,029
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,632,307
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	6,937,184
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	4,521,828
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	2,668,489
4,153,596	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053(a)(b)	4,136,196
1,260,845	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	973,721
12,562,585	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	10,803,702
6,286,106	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	5,399,810

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$7,205,844	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061(a)(b)	$6,655,697
2,400,301	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060(a)(b)	2,172,771
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,359,727
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	1,419,961
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	992,317
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,033,768
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	794,013
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,886,610
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,986,614
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,188,449
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,136,624
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,357,321
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	930,749
625,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2028(a)	573,469
6,119,189	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(b)	5,675,170
10,491,900	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026(a)(b)	9,643,034
9,425,535	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026(a)(b)	8,534,351
6,497,792	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026(a)(b)	5,958,177
6,835,739	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026(a)(b)	6,370,381
9,702,318	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	9,631,245
9,193,341	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024(a)(b)	8,939,154
115,415	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	112,797
3,660,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	3,494,312
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	401,839
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	$953,899
905,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	747,997
495,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	372,432
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,784,491
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	4,735,533
156,728	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050(a)(b)	151,650
8,123,606	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	7,653,057
13,344,183	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051(a)(b)	12,270,066
6,818,220	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051(a)(b)	6,424,450
		177,337,474
	ABS Other — 3.1%
6,370,110	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	5,605,824
4,045,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	4,039,750
1,710,363	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	1,546,829
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	1,929,294
13,505,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	12,173,851
2,554,057	Castlelake Aircraft Structured Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,867,632
566,049	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	502,066
1,210,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,209,673
777,582	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	766,298
3,495,000	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	3,299,771
3,565,000	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029(a)	3,313,420
16,445,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	15,713,362
54,004	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	49,660
3,645,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	3,406,031
1,215,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,218,161
6,924,912	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	6,241,492
12,655,786	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	10,846,351
1,733,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	1,670,772
3,210,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031(a)	2,981,118
8,884,867	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	7,934,730
14,462,515	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	12,549,847

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	$2,594,600
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	4,380,449
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031(a)	691,316
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	653,942
4,060,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	3,932,268
796,944	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	671,314
14,188,694	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	12,060,730
1,440,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	1,352,471
2,577,165	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,071,706
11,977,177	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	9,604,606
		136,879,334
	ABS Student Loan — 0.5%
1,886,438	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	1,685,929
2,157,000	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,845,923
678,356	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	566,968
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,636,300
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,611,704
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,642,682
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	665,222
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	4,453,853
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	5,382,645
630,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040(a)(b)	574,770
		22,065,996
	ABS Whole Business — 0.3%
9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	9,335,801
3,396,813	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	2,669,178
1,135,750	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	954,118
201,925	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	180,557
		13,139,654
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — 0.2%
$9,435,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	$9,359,102
	Airlines — 0.7%
2,679,940	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	2,503,895
2,425,370	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,303,089
22,011,132	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	21,803,347
3,884,912	United Airlines Pass-Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	3,690,836
3,109,665	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,991,529
		33,292,696
	Automotive — 1.1%
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,607,855
4,310,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	3,334,570
30,275,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	25,338,607
1,345,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	1,288,339
10,060,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	9,824,643
815,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	656,311
1,305,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	1,115,264
3,305,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,235,760
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,422,294
		49,823,643
	Banking — 5.2%
2,160,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	2,151,017
20,700,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	14,205,173
15,605,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(c)	9,771,795
21,890,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	21,302,924
17,805,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	12,357,420
47,298,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	36,519,312
14,253,000	BNP Paribas SA, (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035(a)	10,666,660
6,210,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	6,089,402
4,195,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	3,010,308
25,209,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	18,765,425

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	$1,940,878
3,125,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	3,034,723
3,380,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	2,493,426
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	16,520,397
22,550,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	16,976,993
4,370,000	Synchrony Bank, 5.400%, 8/22/2025	4,203,853
8,885,000	Synchrony Bank, 5.625%, 8/23/2027	8,251,588
605,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029(a)	547,999
5,470,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,316,836
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	402,823
11,645,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	11,622,758
8,545,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	8,464,677
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	18,778,013
		234,394,400
	Brokerage — 0.1%
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,632,996
	Building Materials — 1.3%
45,994,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	38,525,276
305,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	317,507
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	14,379,918
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,086,842
		57,309,543
	Cable Satellite — 4.8%
36,985,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	27,231,243
11,015,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	8,027,448
35,342,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	27,561,704
24,940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	14,512,407
1,438,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	803,651
46,770,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	26,530,013
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$6,805,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	$5,787,916
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	4,326,417
7,940,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	5,410,613
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	672,328
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	576,840
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	24,504,959
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	892,401
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	15,757,134
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	778,811
9,430,000	DISH DBS Corp., 5.125%, 6/01/2029	5,227,803
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	22,606,032
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	8,125,688
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	11,039,250
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,288,548
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	443,275
		215,104,481
	Chemicals — 0.4%
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	1,625,981
10,170,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	7,325,305
4,685,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	4,642,601
4,780,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	4,652,921
1,360,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026(a)	1,238,886
		19,485,694
	Construction Machinery — 0.1%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,125,086
3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	3,177,495
		5,302,581
	Consumer Cyclical Services — 1.8%
5,655,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	4,762,543
33,255,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	29,725,205
20,723,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	20,264,296
23,323,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	23,516,674
		78,268,718
	Consumer Products — 0.0%
1,094,000	Natura Cosmeticos SA, 4.125%, 5/03/2028(a)	939,449
	Diversified Manufacturing — 0.4%
1,305,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,259,476
1,455,000	Nordson Corp., 5.600%, 9/15/2028	1,441,031
1,955,000	Nordson Corp., 5.800%, 9/15/2033	1,909,637
12,205,000	Veralto Corp., 5.450%, 9/18/2033(a)	11,808,580
		16,418,724
	Electric — 0.8%
26,600,240	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	23,885,252
4,323,000	Enel Generacion Chile SA, 7.875%, 2/01/2027	4,501,269
5,385,000	Southern Co., 5.700%, 3/15/2034	5,273,762
		33,660,283

Principal Amount (‡)	Description	Value (†)

	Finance Companies — 6.1%
$12,526,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	$10,740,772
16,330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	12,980,910
3,810,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	2,947,116
6,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	6,298,822
3,100,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.320%, 1/15/2067(a)(d)	1,635,126
6,606,000	Air Lease Corp., 4.625%, 10/01/2028	6,120,593
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	15,117,044
5,325,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	4,187,302
12,465,000	Ares Capital Corp., 2.875%, 6/15/2028	10,425,625
17,495,000	Ares Capital Corp., 3.200%, 11/15/2031	13,386,205
3,260,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	2,930,886
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,583,430
9,790,000	Barings BDC, Inc., 3.300%, 11/23/2026	8,589,610
22,260,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	18,872,789
12,710,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	10,451,113
14,750,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	13,799,171
13,420,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	12,412,957
12,680,000	GATX Corp., 5.450%, 9/15/2033	11,899,564
545,000	GATX Corp., 6.050%, 3/15/2034	532,238
2,635,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	2,139,426
11,480,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(a)	10,126,113
775,000	OneMain Finance Corp., 3.500%, 1/15/2027	663,594
910,000	OneMain Finance Corp., 4.000%, 9/15/2030	682,823
1,940,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,624,750
10,145,000	OneMain Finance Corp., 7.125%, 3/15/2026	9,935,825
30,029,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	26,446,240
19,614,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	16,215,586
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	22,917,211
15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	11,885,070
		272,547,911
	Financial Other — 0.9%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	1,046,151
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	150,438
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	59,029
2,565,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	96,188
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	134,689
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	34,407
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	$29,390
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	188,352
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	65,538
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	483,372
36,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	29,287,525
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	1,137,729
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	108,006
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	140,232
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	1,379,087
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	71,775
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	99,034
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	298,250
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	257,400
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	247,800
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	13,808
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	45,450
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	185,831
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	58,600
575,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(e)	89,125
6,810,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(e)	1,055,550
3,575,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(e)	554,125
460,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(e)	57,528
5,930,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(e)	919,150
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	33,600
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	224,550
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	13,200
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	191,897
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	409,375
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	96,241
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	251,321
		39,513,743
	Food & Beverage — 0.4%
5,695,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029	4,779,174

Principal Amount (‡)	Description	Value (†)

	Food & Beverage — continued
$17,905,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	$13,845,978
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	830,034
		19,455,186
	Gaming — 0.8%
19,755,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	15,457,355
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,509,076
4,241,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	4,168,521
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	406,700
2,325,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	2,297,917
8,621,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	8,099,040
		34,938,609
	Government Owned - No Guarantee — 1.1%
27,210,000	Antares Holdings LP, 8.500%, 5/18/2025(a)	27,404,691
28,145,000	Petroleos Mexicanos, 5.950%, 1/28/2031	20,144,784
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(f)	95,999
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(f)	172,410
		47,817,884
	Health Insurance — 0.6%
8,940,000	Centene Corp., 2.625%, 8/01/2031	6,847,169
6,921,000	Centene Corp., 3.000%, 10/15/2030	5,582,548
5,180,000	Centene Corp., 3.375%, 2/15/2030	4,320,493
4,230,000	Centene Corp., 4.625%, 12/15/2029	3,809,665
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,188,845
		25,748,720
	Healthcare — 0.6%
28,490,000	HCA, Inc., 5.500%, 6/01/2033	26,943,661
	Home Construction — 0.3%
12,840,000	PulteGroup, Inc., 6.000%, 2/15/2035	12,347,083
	Independent Energy — 3.6%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031(a)	15,080,202
14,715,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	11,019,315
54,380,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	51,087,579
12,510,000	Energian Israel Finance Ltd., 5.875%, 3/30/2031(a)	10,849,297
2,690,000	EQT Corp., 3.125%, 5/15/2026(a)	2,488,762
11,721,000	EQT Corp., 3.625%, 5/15/2031(a)	9,915,263
2,329,000	EQT Corp., 5.000%, 1/15/2029	2,189,283
2,215,000	EQT Corp., 5.700%, 4/01/2028	2,170,888
10,210,000	EQT Corp., 7.000%, 2/01/2030	10,503,444
2,040,000	Matador Resources Co., 6.875%, 4/15/2028(a)	2,002,959
15,296,000	Ovintiv, Inc., 6.500%, 8/15/2034	15,064,579
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	790,786
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	3,987,032
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	569,240
1,815,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,901,786
2,285,000	Ovintiv, Inc., 8.125%, 9/15/2030	2,483,504
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	1,893,500
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	869,400
2,150,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,845,320
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$4,695,000	Var Energi ASA, 7.500%, 1/15/2028(a)	$4,817,724
10,345,000	Var Energi ASA, 8.000%, 11/15/2032(a)	10,855,008
		162,384,871
	Industrial Other — 0.4%
11,780,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	11,745,700
5,995,000	TopBuild Corp., 4.125%, 2/15/2032(a)	4,867,020
		16,612,720
	Leisure — 1.2%
13,160,000	Carnival Corp., 5.750%, 3/01/2027(a)	11,912,751
3,415,000	Carnival Corp., 6.000%, 5/01/2029(a)	2,912,936
1,660,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,636,804
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	9,260,128
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	7,246,745
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,260,838
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	17,221,104
		53,451,306
	Life Insurance — 3.6%
5,935,000	Athene Global Funding, 1.716%, 1/07/2025(a)	5,571,239
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,235,925
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	19,030,468
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,280,165
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,006,245
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	56,405,796
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	46,707,940
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	12,813,766
		160,051,544
	Lodging — 0.9%
11,490,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	9,263,192
2,475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	2,017,673
8,090,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	7,017,637
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	5,157,275
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	8,756,550
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	8,898,234
		41,110,561
	Media Entertainment — 1.8%
5,896,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	4,507,358
8,005,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	6,344,096
22,040,000	Netflix, Inc., 4.875%, 6/15/2030(a)	20,865,444
2,757,000	Netflix, Inc., 5.375%, 11/15/2029(a)	2,690,091
13,137,000	Netflix, Inc., 5.875%, 11/15/2028	13,211,368
17,879,000	Netflix, Inc., 6.375%, 5/15/2029	18,461,085
16,368,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	13,893,461
		79,972,903
	Metals & Mining — 3.6%
19,906,000	ArcelorMittal SA, 6.750%, 3/01/2041	18,971,850
470,000	ArcelorMittal SA, 7.000%, 10/15/2039	470,832

Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$7,370,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026(a)	$7,153,954
31,810,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	30,517,789
7,157,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025(a)	7,142,937
23,837,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	18,848,393
18,511,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	17,552,671
15,720,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	15,693,017
15,080,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	15,039,403
29,890,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	29,837,261
2,865,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026(a)	1,635,301
		162,863,408
	Midstream — 0.9%
3,435,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	2,730,131
2,290,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,957,803
1,955,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	1,770,200
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	8,898,416
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,157,927
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	210,852
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,450,357
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,222,562
2,635,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,303,233
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,722,724
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,765,210
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	910,900
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	667,900
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,051,205
3,795,000	Western Midstream Operating LP, 6.350%, 1/15/2029	3,802,825
		40,622,245
	Mortgage Related — 0.0%
3,648	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	3,477
	Natural Gas — 0.1%
2,620,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	2,568,452
	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	408,779
544,016	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	477,777
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.203%, 12/15/2038(a)(d)	9,940,797
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,790,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.564%, 8/15/2024(a)(d)	$7,732,990
160,810	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045(a)	148,588
156,078	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	128,827
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,299,271
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	474,215
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,941,982
5,850,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	5,828,203
4,106,106	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.147%, 7/15/2038(a)(d)	4,044,724
2,951,264	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.697%, 7/15/2038(a)(d)	2,903,096
2,078,413	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	1,830,149
3,760,000	GS Mortgage Securities Corportation Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	3,013,035
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.910%, 12/15/2047(a)(b)	350,168
6,031,056	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.247%, 11/15/2038(a)(d)	5,855,872
2,488,059	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.447%, 11/15/2038(a)(d)	2,385,002
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.220%, 8/15/2046(b)	719,774
1,320,116	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,089,095
6,750,373	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.087%, 7/15/2046(b)	5,484,678
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,074,173
1,702,554	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,476,966
7,750,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.352%, 8/15/2046(b)	6,432,415
2,915,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,245,425
		74,286,001

Principal Amount (‡)	Description	Value (†)

	Other REITs — 0.1%
$4,125,000	EPR Properties, 3.600%, 11/15/2031	$3,057,737
	Paper — 0.0%
1,250,000	WestRock MWV LLC, 7.950%, 2/15/2031	1,368,463
	Pharmaceuticals — 2.0%
16,910,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	9,616,484
2,060,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028(a)	838,853
580,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029(a)	220,401
4,435,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030(a)	1,664,907
3,015,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031(a)	1,157,006
640,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029(a)	252,800
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	8,309,054
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	8,022,437
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	6,852,685
5,031,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,483,981
25,967,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	16,254,449
15,545,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	14,263,051
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	9,532,680
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	5,592,113
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,101,999
		91,162,900
	Property & Casualty Insurance — 0.3%
13,985,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.830%, 1/15/2033(a)(f)	419,550
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 16.917%, 1/15/2033(f)	2,400
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	12,573,317
		12,995,267
	Retailers — 0.8%
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,629,690
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,249,798
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,288,385
15,105,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	12,723,093
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037(a)	8,653,135
		35,544,101
	Technology — 6.6%
15,580,000	Avnet, Inc., 5.500%, 6/01/2032	14,331,321
8,675,000	Block, Inc., 3.500%, 6/01/2031	6,814,743
4,335,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	3,388,258
3,950,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	2,945,452
5,785,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	4,217,738
7,070,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	5,654,986
7,908,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	6,211,032
13,741,000	Broadcom, Inc., 4.150%, 11/15/2030	12,170,850
3,450,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	2,993,959
8,626,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	7,355,304
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$17,530,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	$14,438,409
3,178,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	2,896,811
12,360,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	7,014,922
18,530,000	CommScope, Inc., 4.750%, 9/01/2029(a)	13,629,639
19,780,000	Entegris Escrow Corp., 4.750%, 4/15/2029(a)	17,782,384
18,305,000	Fiserv, Inc., 5.625%, 8/21/2033	17,736,518
945,000	Gartner, Inc., 3.625%, 6/15/2029(a)	808,422
6,145,000	Global Payments, Inc., 2.900%, 11/15/2031	4,820,576
3,460,000	Global Payments, Inc., 5.300%, 8/15/2029	3,299,615
7,515,000	Global Payments, Inc., 5.400%, 8/15/2032	7,044,199
3,815,000	GTCR W-2 Merger Sub LLC, 7.500%, 1/15/2031(a)	3,820,341
13,265,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	11,626,035
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	10,034,034
8,630,000	Marvell Technology, Inc., 2.950%, 4/15/2031	6,981,854
915,000	Marvell Technology, Inc., 5.950%, 9/15/2033	898,084
15,190,000	Micron Technology, Inc., 5.875%, 2/09/2033	14,510,429
39,785,000	Micron Technology, Inc., 5.875%, 9/15/2033	37,893,407
19,330,000	Micron Technology, Inc., 6.750%, 11/01/2029	19,640,149
4,150,000	Open Text Corp., 6.900%, 12/01/2027(a)	4,159,445
4,250,000	S&P Global, Inc., 5.250%, 9/15/2033(a)	4,142,603
845,000	Seagate HDD Cayman, 4.091%, 6/01/2029	728,660
615,825	Seagate HDD Cayman, 9.625%, 12/01/2032(a)	663,577
13,318,000	VMware, Inc., 2.200%, 8/15/2031	10,050,178
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	5,439,242
10,601,000	Western Digital Corp., 4.750%, 2/15/2026	10,101,145
		296,244,321
	Transportation Services — 0.0%
990,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	915,601
	Treasuries — 10.8%
112,528(g )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	21,284,531
187,857,000,000	Indonesia Treasury Bonds, Series FR95, 6.375%, 8/15/2028, (IDR)	12,068,308
2,203,988(h )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	10,739,881
265,995,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	11,070,393
222,380,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(i)	177,209,063
250,075,000	U.S. Treasury Notes, 4.625%, 6/30/2025	247,935,686
		480,307,862
	Wireless — 1.2%
16,680,000	American Tower Corp., 5.900%, 11/15/2033	16,284,864
9,835,000	IHS Holding Ltd., 5.625%, 11/29/2026(a)	8,092,435
7,160,000	SoftBank Group Corp., 4.625%, 7/06/2028	6,245,453
15,080,000	Sprint Capital Corp., 8.750%, 3/15/2032	17,445,238
5,595,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	5,458,046
		53,526,036
	Wirelines — 0.1%
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,169,548
	Total Non-Convertible Bonds (Identified Cost $4,145,848,048)	3,529,595,992

Convertible Bonds — 6.0%
	Airlines — 0.4%
17,869,000	Southwest Airlines Co., 1.250%, 5/01/2025	17,734,982

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — 2.5%
$184,765,000	DISH Network Corp., 3.375%, 8/15/2026	$111,043,765
	Consumer Cyclical Services — 0.4%
18,940,000	Uber Technologies, Inc., Zero Coupon, 0.000%–5.582%, 12/15/2025(j)	17,686,361
	Electric — 0.3%
13,060,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028(a)	11,884,600
	Gaming — 0.1%
3,339,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	4,052,544
	Healthcare — 0.6%
36,387,000	Teladoc Health, Inc., 1.250%, 6/01/2027	28,996,800
	Leisure — 0.2%
9,795,000	NCL Corp. Ltd., 1.125%, 2/15/2027	8,124,169
	Media Entertainment — 0.3%
7,800,000	Snap, Inc., Zero Coupon, 6.697%–7.641%, 5/01/2027(j)	5,779,800
7,780,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(j)	6,616,890
		12,396,690
	Pharmaceuticals — 1.0%
13,963,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	13,544,110
27,688,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,427,733
6,370,000	Livongo Health, Inc., 0.875%, 6/01/2025	5,817,721
		46,789,564
	Retailers — 0.1%
715,000	Etsy, Inc., 0.125%, 9/01/2027	572,000
4,425,000	Etsy, Inc., 0.250%, 6/15/2028	3,343,088
		3,915,088
	Technology — 0.1%
7,845,000	Unity Software, Inc., Zero Coupon, 7.084%–8.213%, 11/15/2026(j)	6,209,318
	Total Convertible Bonds (Identified Cost $376,725,961)	268,833,881

Municipals — 1.6%
	Virginia — 1.6%
86,930,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $86,292,338)	71,942,886
	Total Bonds and Notes (Identified Cost $4,608,866,347)	3,870,372,759

Collateralized Loan Obligations — 4.3%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.688%, 10/20/2031(a)(d)	9,581,262
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.188%, 7/20/2034(a)(d)	7,044,945
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 8.438%, 7/20/2034(a)(d)	6,810,856
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 8.670%, 7/15/2034(a)(d)	1,721,356
Principal Amount (‡)	Description	Value (†)

$7,810,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.478%, 1/17/2032(a)(d)	$7,766,107
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.570%, 10/15/2034(a)(d)	3,783,147
5,225,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD SOFR + 3.362%, 8.713%, 7/25/2034(a)(d)	5,041,832
1,340,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3 mo. USD SOFR + 1.662%, 7.041%, 11/20/2030(a)(d)	1,323,037
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD SOFR + 3.262%, 8.570%, 1/17/2032(a)(d)	2,227,355
5,790,000	Carlyle U.S. CLO Ltd., Series 2016-4A, Class A2R, 3 mo. USD SOFR + 1.712%, 7.038%, 10/20/2027(a)(d)	5,767,020
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.538%, 7/20/2032(a)(d)	5,144,563
10,050,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.557%, 4/22/2034(a)(d)	9,755,867
5,605,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 8.638%, 7/20/2034(a)(d)	5,397,239
6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 9.008%, 7/20/2034(a)(d)	5,659,276
4,085,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD SOFR + 3.112%, 8.438%, 1/20/2034(a)(d)	3,989,233
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 7.088%, 4/20/2031(a)(d)	8,609,100
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD SOFR + 2.262%, 7.588%, 4/20/2031(a)(d)	1,396,244
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 8.588%, 4/20/2031(a)(d)	3,917,708
15,835,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3 mo. USD SOFR + 3.462%, 8.819%, 7/27/2031(a)(d)	15,583,825
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD SOFR + 3.262%, 8.607%, 1/23/2031(a)(d)	1,226,517
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.220%, 7/15/2034(a)(d)	9,107,972
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD SOFR + 3.362%, 8.688%, 7/20/2032(a)(d)	11,704,645
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD SOFR + 3.412%, 8.720%, 7/15/2034(a)(d)	10,135,106
4,920,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.870%, 7/15/2036(a)(d)	4,534,464
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.238%, 7/02/2035(a)(d)	12,314,041
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3 mo. USD SOFR + 2.962%, 8.270%, 10/17/2031(a)(d)	5,008,435

Principal Amount (‡)	Description	Value (†)

$2,970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.341%, 5/21/2034(a)(d)	$2,936,109
11,210,298	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 6.741%, 5/20/2031(a)(d)	11,174,167
6,075,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.730%, 4/17/2034(a)(d)	6,024,359
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 8.538%, 1/20/2031(a)(d)	672,604
5,300,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.670%, 4/15/2032(a)(d)	5,270,765
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.338%, 10/20/2034(a)(d)	2,098,446
	Total Collateralized Loan Obligations (Identified Cost $197,122,779)	192,727,602

Shares
Common Stocks— 1.9%
	Aerospace & Defense — 0.0%
3,464	Lockheed Martin Corp.	1,416,637
	Air Freight & Logistics — 0.1%
11,012	United Parcel Service, Inc., Class B	1,716,441
	Banks — 0.0%
5,473	JPMorgan Chase & Co.	793,695
	Beverages — 0.0%
26,587	Coca-Cola Co.	1,488,340
	Biotechnology — 0.2%
62,057	AbbVie, Inc.	9,250,216
	Capital Markets — 0.1%
1,218	BlackRock, Inc.	787,425
13,719	Morgan Stanley	1,120,431
		1,907,856
	Chemicals — 0.0%
2,044	Linde PLC	761,083
	Communications Equipment — 0.0%
10,887	Cisco Systems, Inc.	585,285
	Consumer Staples Distribution & Retail — 0.1%
1,443	Costco Wholesale Corp.	815,237
8,175	Walmart, Inc.	1,307,428
		2,122,665
	Containers & Packaging — 0.0%
4,131	Packaging Corp. of America	634,315
	Diversified REITs — 0.0%
172,539	NexPoint Diversified Real Estate Trust	1,502,815
	Electric Utilities — 0.0%
10,131	Duke Energy Corp.	894,162
3,531	NextEra Energy, Inc.	202,291
		1,096,453
	Electrical Equipment — 0.0%
7,856	Emerson Electric Co.	758,654
	Financial Services — 0.0%
1,982	Mastercard, Inc., Class A	784,694
Shares	Description	Value (†)
	Ground Transportation — 0.0%
5,332	Union Pacific Corp.	$1,085,755
	Health Care Equipment & Supplies — 0.0%
11,968	Abbott Laboratories	1,159,101
	Health Care Providers & Services — 0.1%
3,279	Elevance Health, Inc.	1,427,742
3,053	UnitedHealth Group, Inc.	1,539,292
		2,967,034
	Hotels, Restaurants & Leisure — 0.0%
16,509	Starbucks Corp.	1,506,776
	Household Products — 0.1%
11,194	Procter & Gamble Co.	1,632,757
	IT Services — 0.0%
3,810	Accenture PLC, Class A	1,170,089
	Life Sciences Tools & Services — 0.0%
1,999	Thermo Fisher Scientific, Inc.	1,011,834
	Machinery — 0.1%
3,104	Cummins, Inc.	709,140
3,510	Deere & Co.	1,324,604
		2,033,744
	Media — 0.3%
2,006,877	Altice USA, Inc., Class A(f)	6,562,488
46,060	Comcast Corp., Class A	2,042,300
705,779	iHeartMedia, Inc., Class A(f)	2,230,262
		10,835,050
	Metals & Mining — 0.0%
31,299	Newmont Corp.	1,156,498
	Oil, Gas & Consumable Fuels — 0.4%
93,585	Battalion Oil Corp.(f)	578,355
130,858	Canadian Natural Resources Ltd.	8,462,587
4,137	Devon Energy Corp.	197,335
43,710	Diamondback Energy, Inc.	6,769,805
6,783	Pioneer Natural Resources Co.	1,557,037
32,678	Williams Cos., Inc.	1,100,922
		18,666,041
	Pharmaceuticals — 0.1%
21,215	Bristol-Myers Squibb Co.	1,231,319
9,122	Johnson & Johnson	1,420,751
1,939	Merck & Co., Inc.	199,620
		2,851,690
	Professional Services — 0.0%
7,905	Clarivate PLC(f)	53,043
	Semiconductors & Semiconductor Equipment — 0.1%
2,700	Broadcom, Inc.	2,242,566
19,735	Microchip Technology, Inc.	1,540,317
14,421	QUALCOMM, Inc.	1,601,596
		5,384,479
	Software — 0.1%
7,003	Microsoft Corp.	2,211,197
	Specialized REITs — 0.0%
6,992	American Tower Corp.	1,149,834
	Specialty Retail — 0.0%
4,491	Home Depot, Inc.	1,357,001
	Technology Hardware, Storage & Peripherals — 0.1%
9,180	Apple, Inc.	1,571,708
17,622	IQOR US, Inc.(f)	13,956
		1,585,664

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.0%
13,857	Fastenal Co.	$757,147
	Total Common Stocks (Identified Cost $143,783,152)	83,393,883

Preferred Stocks — 1.1%

Convertible Preferred Stocks — 0.8%
	Banking — 0.6%
16,401	Bank of America Corp., Series L, 7.250%	18,241,356
9,790	Wells Fargo & Co., Series L, Class A, 7.500%	10,915,850
		29,157,206
	Midstream — 0.1%
61,115	El Paso Energy Capital Trust I, 4.750%	2,775,232
	Technology — 0.1%
170,945	Clarivate PLC, Series A, 5.250%	4,996,723
	Total Convertible Preferred Stocks (Identified Cost $57,954,327)	36,929,161

Non-Convertible Preferred Stocks — 0.3%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	933,631
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%(k)	2,283,224
	Other REITs — 0.2%
169,007	Prologis, Inc., Series Q, 8.540%	9,535,375
	Total Non-Convertible Preferred Stocks (Identified Cost $10,716,140)	12,752,230
	Total Preferred Stocks (Identified Cost $68,670,467)	49,681,391

Principal Amount (‡)
Senior Loans — 0.9%
	Consumer Cyclical Services — 0.2%
$6,416,513	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.159%, 3/03/2030(d)(l)	6,410,673
	Healthcare — 0.2%
7,061,873	Star Parent, Inc., 2023 Term Loan B, 9/19/2030(m)	6,896,131
	Leisure — 0.2%
4,513,263	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.681%, 10/18/2028(d)(n)	4,485,055
Principal Amount (‡)	Description	Value (†)
	Leisure — continued
$2,737,493	Carnival Corp., 2021 Incremental Term Loan B, 10/18/2028(m)	$2,720,384
897,832	Carnival Corp., 2023 Term Loan B, 8/08/2027(m)	894,465
2,617,309	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.327%, 8/08/2027(d)(n)	2,607,494
		10,707,398
	Property & Casualty Insurance — 0.1%
3,600,000	HUB International Ltd., 2023 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.584%, 6/20/2030(d)(n)	3,606,012
	Restaurants — 0.1%
6,385,154	1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.566%, 9/23/2030(l)	6,357,251
	Technology — 0.1%
3,714,000	GTCR W Merger Sub LLC, USD Term Loan B, 9/20/2030(m)	3,711,289
	Total Senior Loans (Identified Cost $37,702,379)	37,688,754

Short-Term Investments — 5.7%
84,980,683	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $84,998,387 on 10/02/2023 collateralized by $87,338,900 U.S. Treasury Note, 4.375% due 8/15/2026 valued at $86,680,298 including accrued interest(o)	84,980,683
54,260,000	U.S. Treasury Bills, 5.230%, 12/28/2023(p)	53,562,397
118,875,000	U.S. Treasury Bills, 5.266%–5.270%, 1/25/2024(p)(q)	116,857,633
	Total Short-Term Investments (Identified Cost $255,401,547)	255,400,713
	Total Investments — 100.6% (Identified Cost $5,311,546,671)	4,489,265,102
	Other assets less liabilities — (0.6)%	(26,325,686)
	Net Assets — 100.0%	$4,462,939,416

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value
("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$1,974,682,240 or 44.2% of net assets.

(b)
Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2023 is disclosed.

(c)	Perpetual bond with no specified maturity date.
(d)	Variable rate security. Rate as of September 30, 2023 is disclosed.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)	Level 3 security. Value has been determined using significant unobservable inputs.
(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(m)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(o)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.
Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(q)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.
At September 30, 2023, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/20/2023	EUR	S	12,884,000	$13,890,498	$13,671,550	$218,948
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2023	3,701	$407,793,675	$399,939,313	$(7,854,362)
CBOT 2 Year U.S. Treasury Notes Futures	12/29/2023	2,790	566,978,482	565,563,517	(1,414,965)
CBOT 5 Year U.S. Treasury Notes Futures	12/29/2023	6,483	688,988,247	683,044,828	(5,943,419)
CBOT U.S. Long Bond Futures	12/19/2023	4,432	531,710,596	504,278,500	(27,432,096)
Total					$(42,644,842)

At September 30, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Ultra Long Term U.S. Treasury Bond Futures	12/19/2023	655	$82,457,782	$77,740,312	$4,717,470
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2023	5,038	578,047,572	562,051,875	15,995,697
Total					$20,713,167
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds(a)	$—	$3,529,595,992	$—	$3,529,595,992
Convertible Bonds(a)	—	268,833,881	—	268,833,881
Municipals(a)	—	71,942,886	—	71,942,886
Total Bonds and Notes	—	3,870,372,759	—	3,870,372,759
Collateralized Loan Obligations	—	192,727,602	—	192,727,602
Common Stocks
Technology Hardware, Storage & Peripherals	1,571,708	13,956	—	1,585,664
All Other Common Stocks(a)	81,808,219	—	—	81,808,219
Total Common Stocks	83,379,927	13,956	—	83,393,883
Preferred Stocks
Convertible Preferred Stocks(a)	36,929,161	—	—	36,929,161
Non-Convertible Preferred Stocks
Office REITs	—	—	2,283,224	2,283,224
Other REITs	—	9,535,375	—	9,535,375
All Other Non-Convertible Preferred Stocks(a)	933,631	—	—	933,631
Total Non-Convertible Preferred Stocks	933,631	9,535,375	2,283,224	12,752,230
Total Preferred Stocks	37,862,792	9,535,375	2,283,224	49,681,391
Senior Loans(a)	—	37,688,754	—	37,688,754
Short-Term Investments	—	255,400,713	—	255,400,713
Total Investments	121,242,719	4,365,739,159	2,283,224	4,489,265,102

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	$—	$218,948	$—	$218,948
Futures Contracts (unrealized appreciation)	20,713,167	—	—	20,713,167
Total	$141,955,886	$4,365,958,107	$2,283,224	$4,510,197,217

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(42,644,842)	$—	$—	$(42,644,842)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or September 30, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2023
Bonds and Notes
Non-Convertible Bonds
Property & Casualty Insurance	$1,406,500	$—	$—	$—	$—	$—	$—	$(1,406,500)	$—	$—
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	2,398,869	—	—	(115,645)	—	—	—	—	2,283,224	(115,645)
Total	$3,805,369	$—	$—	$(115,645)	$—	$—	$—	$(1,406,500)	$2,283,224	$(115,645)
Debt securities valued at $1,406,500 were transferred from Level 3 to Level 2 during the period ended September 30, 2023. At December 31, 2022, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service was unable to price the securities. At September 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of September 30, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of September 30, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2023:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$218,948	$—	$218,948
Exchange-traded asset derivatives
Interest rate contracts	—	20,713,167	20,713,167
Total asset derivatives	$218,948	$20,713,167	$20,932,115

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(42,644,842)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by each Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2023 (Unaudited)
Treasuries	10.8%
Cable Satellite	7.3
Technology	6.9
Finance Companies	6.1
Banking	5.8
ABS Home Equity	4.0
ABS Car Loan	3.7
Independent Energy	3.6
Life Insurance	3.6
Metals & Mining	3.6
ABS Other	3.1
Pharmaceuticals	3.1
Consumer Cyclical Services	2.4
Media Entertainment	2.1
Other Investments, less than 2% each	24.5
Collateralized Loan Obligations	4.3
Short-Term Investments	5.7
Total Investments	100.6
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.6)
Net Assets	100.0%